EQUIPMENT, NET (Details Narrative) - USD ($)		12 Months Ended
	Dec. 29, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expenses		$ 1,009	$ 1,149
Impairment situation		0	0
Equipment disposals	$ 163
Loss from the disposal	$ 978	$ 978